Income Taxes (Tables)	6 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Liability

The Company’s effective tax rate for the six months ended March 31, 2014 was (11.0%) and (20.9%) for the six months ended March 31, 2013. As of March 31, 2014 and September 30, 2013 the net deferred tax liability was:

	March 31, 2014	September 30, 2013
	(In thousands)
Current deferred tax asset	$8,712	$9,228
Noncurrent deferred tax asset	104,317	87,812
Valuation allowance	(113,029)	(97,040)
Noncurrent deferred tax liability	(61,617)	(58,130)

Net deferred tax liability	$(61,617)	$(58,130)